Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,344	$ 898
Accounts receivable	6,105	5,478
Inventories	550	641
Current portion of contract assets	151	171
Other current assets	1,239	849
Current portion of derivative instruments	99	336
Total current assets	9,488	8,373
Property, plant and equipment	26,307	25,072
Intangible assets	28,898	17,858
Investments	1,291	615
Derivative instruments	746	997
Financing receivables	1,198	1,189
Other long-term assets	2,052	1,027
Goodwill	20,032	16,280
Total assets	90,012	71,411
Current liabilities:
Short-term borrowings	4,000	2,959
Accounts payable and accrued liabilities	4,831	4,059
Income tax payable	0	26
Other current liabilities	3,831	482
Contract liabilities	1,114	800
Current portion of long-term debt	1,186	3,696
Current portion of lease liabilities	690	587
Total current liabilities	15,652	12,609
Provisions	55	61
Long-term debt	35,872	38,200
Lease liabilities	2,428	2,191
Other long-term liabilities	2,225	1,666
Deferred tax liabilities	9,494	6,281
Total liabilities	65,726	61,008
Equity
Equity attributable to RCI shareholders	17,751	10,403
Non-controlling interest	6,535	0
Equity	24,286	10,403
Total liabilities and equity	$ 90,012	$ 71,411